Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	£ 0	£ 351
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(337)
Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	24,418	41,252
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	(24,410)	(41,290)
Not later than 1 year [member] | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(13)
Not later than 1 year [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	24,418	41,252
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	(24,410)	(41,290)
Between 1 and 2 years [member] | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	12
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(26)
Between 1 and 2 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0
Between 2 and 3 years [member] | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	24
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(26)
Between 2 and 3 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0
Between 3 and 4 Years [Member] | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	28
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(26)
Between 3 and 4 Years [Member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0
Between 4 and 5 years [member] | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	28
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	(26)
Between 4 and 5 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0
Greater than five years | Forward starting interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0	259
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	0	£ (220)
Greater than five years | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps	0
Gross cash ouflows,Forward starting interest rate swaps, Foreign exchange forward contracts and swaps,	£ 0